BASIC AND DILUTED (LOSS) INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted loss per share:
Loss attributable to ordinary shareholders	$ (2,221)	$ (1,243)	$ (45,389)
Denominator:
Weighted average number of ordinary shares outstanding-basic	162,071,626	161,989,097	156,505,076
Weighted average number of ordinary shares outstanding-diluted	162,071,626	161,989,097	156,505,076
(Loss) income per share-basic and diluted:
From continuing operations (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.29)
From discontinued operations (in dollars per share)		$ 0.02	$ 0.00
Loss per share-basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.29)